Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		3 Months Ended	4 Months Ended
	Oct. 09, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs		$ 14,215,163	$ 14,215,163
Gross proceeds			25,000
Underwriting fees		5,000,000	5,000,000
Deferred underwriting fees		8,750,000	8,750,000
Other offering costs		$ 465,163	$ 465,163
Business combination, description		business combination either (i) in connection with a shareholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of an initial business combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the trust account (initially $10.00 per share), calculated as of two business days prior to the completion of an initial business combination, including any pro rata interest earned on the funds held in the trust account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a an initial business combination with respect to the Company’s warrants.	business combination either (i) in connection with a shareholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of an initial business combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the trust account (initially $10.00 per share), calculated as of two business days prior to the completion of an initial business combination, including any pro rata interest earned on the funds held in the trust account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of an initial business combination with respect to the Company’s warrants.
Net tangible assets		$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage		15.00%	15.00%
Redeem public shares, percentage		100.00%	100.00%
Business combination, description		If the Company is unable to complete an initial business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.	If the Company is unable to complete an initial business combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Cash		$ 1,026,938
Net current assets		$ 1,651,434
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	25,000,000	25,000,000	25,000,000
Number of sale per unit (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Transaction costs	$ 250,000,000
Business combination, description		The Company must complete its initial business combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the trust account (excluding any deferred underwriting commissions held in the trust account) at the time of the agreement to enter into an initial business combination. The Company will only complete an initial business combination if the post-initial business combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect an initial business combination.	The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the private placement warrants, although substantially all of the net proceeds are intended to be applied generally toward completing an initial business combination. The Company must complete its initial business combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the trust account (excluding any deferred underwriting commissions held in the trust account) at the time of the agreement to enter into an initial business combination. The Company will only complete an initial business combination if the post-initial business combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect an initial business combination.
IPO [Member] | Trust Account [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds of sale amount	$ 250,000,000
Per share unit (in Dollars per share)	$ 10.00
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)		4,666,667	4,666,667
Number of sale per unit (in Dollars per share)		$ 1.50	$ 1.50
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of sale per unit (in Dollars per share)		$ 10.00	$ 10.00
Gross proceeds		$ 7,000,000	$ 7,000,000